UNAUDITED INTERIM CONDENSED COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals)	6 Months Ended
Jun. 30, 2022 $ / shares
Class A exchangeable and Class B shareholders
Distributions (USD per share)	$ 0.14